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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                   Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


             Pioneer Municipal High Income Trust
             SCHEDULE OF INVESTMENTS 7/31/08 (unaudited)


Principal
Amount ($)                                                         Value ($)
             TAX EXEMPT OBLIGATIONS  - 129.0% of Net Assets
             Alabama - 1.3%
1,500,000    Camden Alabama Industrial Development Board, 6.125%,     1,462,860
1,000,000    Huntsville-Redstone Village Special Care Facilities F      847,610
2,000,000    Huntsville-Redstone Village Special Care Facilities F    1,583,660
                                                                      3,894,130
             Arizona - 2.1%
5,000,000    Apache County Industrial Development Authority, 5.85%    4,775,550
980,000      Pima County Industrial Development Authority, 7.25%,     1,004,304
500,000      Yavapai County Industrial Development Authority, 6.0%      496,800
                                                                      6,276,654
             California - 5.9%
5,150,000 +  Golden State Tobacco Securitization Corp., 7.8%, 6/1/    6,110,114
7,000,000 +  Golden State Tobacco Securitization Corp., 7.875%, 6/    8,327,130
2,500,000    University of California Revenue, 5.0%, 5/15/25          2,530,575
655,000      Valley Health System Hospital Revenue, 6.5%, 5/15/25       480,639
                                                                     17,448,458
             Connecticut - 5.1%
10,335,00(a) Lehman Municipal Trust Receipts, RIB, 8.573%, 7/1/42    10,636,369
5,000,000    Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31    4,531,500
                                                                     15,167,869
             Delaware - 0.4%
765,000      Sussex County Delaware Revenue, 5.9%, 1/1/26               691,682
600,000      Sussex County Delaware Revenue, 6.0%, 1/1/35               524,928
                                                                      1,216,610
             District of Columbia - 3.6%
5,000,000    District of Columbia Tobacco Settlement Financing Cor    4,714,350
6,000,000    District of Columbia Tobacco Settlement Financing Cor    5,937,180
                                                                     10,651,530
             Florida - 6.4%
2,000,000    Beacon Lakes Community Development, 6.9%, 5/1/35         1,888,320
7,000,000(a) Lehman Municipal Trust Receipts, RIB, 8.16%, 11/1/39     7,190,470
2,500,000    Liberty County Subordinate Revenue, 8.25%, 7/1/28        2,461,375
1,000,000    St. Johns County Industrial Development Authority Rev      839,080
2,000,000    St. Johns County Industrial Development Authority Rev    1,550,880
5,000,000    Tallahassee Health Facilities Revenue, 6.375%, 12/1/3    5,033,250
                                                                     18,963,375
             Georgia - 6.6%
4,240,000(a) Atlanta Georgia Water & Waste Revenue, RIB, 8.049%, 1    3,967,877
2,400,000    Fulton County Residential Care Facilities Revenue, 5.    1,957,080
2,600,000    Fulton County Residential Care Facilities Revenue, 5.    1,980,342
7,500,000    Main Street Natural Gas Project Revenue, 6.25%, 7/15/    6,775,350
4,500,000    Main Street Natural Gas Project Revenue, 6.375%, 7/15    4,102,290
1,000,000    Rockdale County Development Authority Revenue, 6.125%      954,780
                                                                     19,737,719
             Guam - 1.5%
5,000,000    Northern Mariana Islands, 5.0%, 10/1/22                  4,370,800

             Idaho - 1.6%
5,000,000    Power County Industrial Development Corp., 6.45%, 8/1    4,904,400

             Illinois - 5.6%
1,000,000    Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)        913,550
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/15/27         910,630
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/15/39         871,350
1,500,000    Illinois Health Facilities Authority Revenue, 6.9%, 1    1,137,150
16,880,00(b) Metropolitan Pier & Exposition Authority Dedicated St   11,387,923
1,800,000    Southwestern Illinois Development Authority Revenue,     1,584,828
                                                                     16,805,431
             Indiana - 3.3%
5,000,000    Indiana Health & Educational Facility Financing Autho    4,437,050
1,000,000    Indiana State Development Finance Authority Revenue,       939,340
4,300,000    Indiana State Development Finance Authority Revenue,     4,332,981
                                                                      9,709,371
             Louisiana - 2.0%
1,500,000    Louisiana Local Government Environmental Facilities R    1,456,140
5,000,000    Louisiana Public Facilities Authority Revenue, 5.5%,     4,665,250
                                                                      6,121,390
             Massachusetts - 6.1%
7,050,000    Massachusetts Health & Educational Facilities Authori    7,152,295
3,500,000    Massachusetts Health & Educational Facilities Authori    3,520,300
2,500,000    Massachusetts Health & Education Facilities Authority    2,362,625
5,000,000    Massachusetts Health & Educational Facilities Authori    4,990,350
                                                                     18,025,570
             Michigan - 3.2%
950,000      Doctor Charles Drew Academy, 5.7%, 11/1/36                 639,084
1,700,000    Flint Michigan Hospital Building Authority Revenue, 5    1,586,457
1,500,000    John Tolfree Health System Corp., 6.0%, 9/15/23          1,445,085
2,000,000    Michigan State Hospital Finance Authority Revenue, 5.    1,806,260
4,010,000    Michigan State Hospital Finance Authority Revenue, 6.    4,010,000
                                                                      9,486,886
             Minnesota - 2.3%
1,675,000    Duluth Economic Development Authority Health Care Fac    1,739,069
1,500,000    North Oaks Senior Housing Revenue, 6.0%, 10/1/33         1,384,905
2,000,000    North Oaks Senior Housing Revenue, 6.125%, 10/1/39       1,856,760
2,000,000    North Oaks Senior Housing Revenue, 6.5%, 10/1/47         1,955,400
                                                                      6,936,134
             Mississippi - 1.0%
3,000,000    Mississippi Business Finance Corp. Pollution Control     2,885,040

             Montana - 0.4%
1,600,000    Two Rivers Authority, Inc. Correctional Facility Impr    1,146,592

             Nebraska - 0.7%
2,000,000    Grand Island Solid Waste Disposal Facilities Revenue,    1,988,800

             Nevada - 1.5%
4,600,000    Clark County Industrial Development Revenue, 5.5%, 10    3,915,198
2,000,000    Nevada State Department of Business & Industry, 7.25%      575,760
                                                                      4,490,958
             New Jersey - 9.5%
2,000,000    New Jersey Economic Development Authority Revenue, 6.    1,575,460
13,350,000   New Jersey Economic Development Authority Revenue, 6.    9,564,340
1,000,000    New Jersey Economic Development Authority Revenue, 6.      763,580
6,150,000    New Jersey Economic Development Authority Revenue, 7.    4,804,749
10,000,00 +  Tobacco Settlement Financing Corp., 6.75%, 6/1/39       11,619,800
                                                                     28,327,929
             New Mexico - 1.4%
1,500,000    Otero County New Mexico Project Revenue, 6.0%, 4/1/23    1,389,540
2,960,000    Otero County New Mexico Project Revenue, 6.0%, 4/1/28    2,628,776
                                                                      4,018,316
             New York - 9.5%
2,500,000    Albany New York Industrial Development Agency Civic F    2,380,400
2,000,000    Nassau County New York Industrial Development Agency     1,972,860
2,000,000    New York City Industrial Development Agency, 5.375%,     1,837,640
12,990,000   New York City Industrial Development Agency, 6.9%, 8/    5,849,657
7,040,000(a) New York State Dormitory Authority Revenue, RIB, 9.97    7,920,986
2,000,000    Suffolk County Industrial Development Agency, 7.25%,     2,035,660
6,000,000    Triborough Bridge & Tunnel Authority Revenue, 5.25%,     6,115,920
                                                                     28,113,123
             North Carolina - 2.2%
4,030,000    Charlotte North Carolina Special Facilities Revenue,     2,697,642
4,600,000    Charlotte North Carolina Special Facilities Revenue,     3,952,596
                                                                      6,650,238
             Oklahoma - 7.0%
3,000,000 +  Oklahoma Development Finance Authority Revenue, 5.625    3,139,260
8,000,000 +  Oklahoma Development Finance Authority Revenue, 5.625    8,371,360
4,100,000    Tulsa Municipal Airport Revenue, 5.65%, 12/1/35          4,051,005
1,225,000    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20             965,276
4,350,000    Tulsa Municipal Airport Revenue, 7.35%, 12/1/11          4,119,059
                                                                     20,645,960
             Pennsylvania - 7.3%
3,000,000    Allegheny County Hospital Development Authority Reven    2,382,180
1,550,000    Allegheny County Hospital Development Authority Reven    1,459,278
12,300,00 +  Allegheny County Hospital Development Authority Reven   14,361,357
1,000,000    Columbia County Hospital Authority Health Care Revenu      832,560
925,000      Hazleton Health Services Authority Hospital Revenue,       870,221
1,280,000    Langhorne Manor Borough Higher Education & Health Aut    1,233,587
500,000      Pennsylvania Higher Educational Facilities Authority       477,795
                                                                     21,616,978
             Rhode Island - 1.3%
4,000,000    Central Falls Detention Facilities Revenue, 7.25%, 7/    4,009,600

             South Carolina - 2.3%
5,185,000 +  South Carolina Jobs Economic Development Authority Re    5,926,196
665,000   +  South Carolina Jobs Economic Development Authority Re      757,428
                                                                      6,683,624
             Tennessee  - 3.7%
7,000,000 +  Johnson City Health & Educational Facilities Board Ho    8,296,400
2,480,000    Knox County Health Educational & Housing Facilities B    2,579,051
                                                                     10,875,451
             Texas  - 14.6%
1,345,000    Bexar County Housing Finance Corp., 8.0%, 12/1/36        1,335,814
1,000,000    Dallas-Fort Worth International Airport Revenue, 6.0%      510,460
4,000,000    Decatur Hospital Authority Revenue, 7.0%, 9/1/25         4,023,200
1,000,000 +  Georgetown Health Facilities Development Corp., 6.25%    1,057,990
2,000,000    Gulf Coast Industrial Development Authority Revenue,     1,746,240
3,750,000    Houston Airport System Special Facilities Revenue, 5.    2,459,400
5,340,000    Lubbock Health Facilities Development Corp., 6.625%,     5,087,258
10,000,000   North Texas Tollway Authority Revenue, 5.75%, 1/1/33     9,718,500
2,450,000(a) Northside Independent School District, RIB, 9.169%, 6    2,491,944
500,000      Sabine River Authority Pollution Control Revenue, 6.1      402,770
7,040,000(a) Texas State, RIB, 9.134%, 4/1/30 (144A)                  7,305,830
735,000  (c) Willacy County Local Government Corp. Revenue, 6.0%,       751,420
1,500,000    Willacy County Local Government Corp. Revenue, 6.0%,     1,484,160
5,250,000    Willacy County Local Government Corp. Revenue, 6.875%    4,948,493
                                                                     43,323,479
             Utah  - 0.2%
800,000      Spanish Fork City Charter School Revenue, 5.55%, 11/1      703,128

             Vermont  - 0.5%
1,500,000    Vermont Educational & Health Buildings Financing Agen    1,549,740

             Virginia  - 0.3%
1,000,000    Peninsula Ports Authority, 6.0%, 4/1/33                    938,850

             Washington - 7.9%
4,710,000    Spokane Public Facilities District Hotel/Motel Tax &     5,023,121
7,025,000    Tobacco Settlement Authority Revenue, 6.625%, 6/1/32     6,871,995
14,315,000   Washington State General Obligation, 0.0%, 6/1/22        7,065,455
5,000,000    Washington State Housing Finance Committee Nonprofit     4,529,850
                                                                     23,490,421
             Wisconsin  - 0.7%
2,400,000    Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5/    2,005,752

             TOTAL TAX-EXEMPT OBLIGATIONS
             (Cost $385,918,633)                                    383,180,306

             MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.3% of Net Assets
10,000,00(d)(Non-Profit Preferred Funding Trust I,12.0%, 9/15/37 (    9,654,600
             TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
             (Cost $10,000,000)                                       9,654,600

Shares       COMMON STOCK - 0.6% of Net Assets
194,770  (f) Northwest Airlines Corp.                                 1,784,093
             TOTAL COMMON STOCK
             (Cost $6,612,756)                                        1,784,093

             TOTAL INVESTMENTS IN SECURITIES - 132.9%
             (Cost $402,531,389) (g)(h)                             394,618,999
             OTHER ASSETS AND LIABILITIES -  1.1%                     3,407,266
             PREFERRED SHARES AT REDEMPTION VALUE,
             INCLUDING DIVIDENDS PAYABLE - (34.0)%                 (101,014,388)
             NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%   297,011,877

RIB          Residual Interest Bonds

NR           Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2008 the value of these securities amounted to
             $50,784,754 or 17.1% of net assets
             applicable to common shareowners.

+            Prerefunded bonds have been collateralized by U.S.
             Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at July 31, 2008.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
             The rate shown is the coupon rate at July 31, 2008.

(c)          Escrow to maturity.

(d) The interest rate is subject to change periodically. The interest rate shown is the coupon rate at July 31, 2008.

(e)          Indicates a security that has been deemed illiquid.
             The aggregate cost of illiquid securities is
              $10,000,000. The aggregate value $9,654,600
             represents 3.3% of the net assets.

(f)          Non-income producing.

(g)          The concentration of investments by type of obligation/
             market sector is as follows:
             Insured:
                                 MBIA
5.7%
                                 FGIC                                        1.8
                                 FSA                                         1.0
                                 ACA                                         0.9
                                 AMBAC                                       0.7
             General Obligation                                              7.3
             Revenue Bonds:
                                 Health Revenue                             27.0
                                 Tobacco Revenue                            11.1
                                 Airport Revenue                            10.3
                                 Other Revenue                               6.1
                                 Development Revenue                         5.2
                                 Facilities Revenue                          4.7
                                 Education Revenue                           4.5
                                 Pollution Control Revenue                   3.5
                                 Utilities Revenue                           2.8
                                 Housing Revenue                             2.8
                                 Transportation Revenue                      2.6
                                 Gaming Revenue                              1.2
                                 School District Revenue                     0.6
                                 Power Revenue                               0.2

100.0%

(h) At July 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $400,665,447 was as follows:

             Aggregate gross unrealized gain for all investments i $
2
             there is an excess of value over tax cost

             Aggregate gross unrealized loss for all investments i
(2
             there is an excess of tax cost over value             $
(
             Net unrealized loss

             For financial reporting purposes net unrealized loss on investments was $(7,912,390)
             and cost of investments aggregated $402,531,389


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.